Platform Development	12 Months Ended
Dec. 31, 2023
Platform Development
Platform Development

8. Platform Development

Platform development costs are summarized as follows:

	As of December 31,
	2023	2022
Platform development	$26,054	$21,493
Less accumulated amortization	(17,331)	(11,163)
Net platform development	$8,723	$10,330

A summary of platform development activity is as follows:

	As of December 31,
	2023	2022
Platform development beginning of year	$21,493	$21,997
Payroll-based costs capitalized	3,773	5,179
Less dispositions	(164)	(7,357)
Total capitalized payroll-based costs	25,102	19,819
Stock-based compensation	1,016	1,884
Impairments	(64)	(210)
Platform development end of year	$26,054	$21,493

Amortization expense for platform development for the year ended December 31, 2023 and 2022 was $6,332 and $5,822, respectively. Amortization expense for platform development is included in cost of revenue on the consolidated statements of operations. Impairment charges for platform development for the years ended December 31, 2023 and 2022 of $64 and $210, respectively, have been recorded on the consolidated statements of operations.